Williams Capital Liquid Assets Fund | Williams Capital Liquid Assets Fund
WILLIAMS CAPITAL LIQUID ASSETS FUND SUMMARY
Investment Objective

Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Liquid Assets Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Liquid Assets Fund Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Liquid Assets Fund Service Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees	[1]	0.30%
Other Expenses	[2]	0.70%
Shareholder Servicing Fee	[3]	0.25%
Other		0.45%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver and/or Expense Reimbursement	[4]	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.45%
[1]	The Liquid Assets Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Distribution Plan.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Liquid Assets Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2015, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Service Plan.
[4]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Service Shares will expire on March 1, 2015. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:

This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Williams Capital Liquid Assets Fund Service Shares	46	289	552	1,303

Principal Investment Strategies of the Fund

The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund

The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information
As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.